UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/A

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2007



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING JULY 31, 2007

[LOGO OF USAA]
   USAA(R)

                                  USAA CAPITAL
                                      GROWTH Fund

                                           [GRAPHIC OF USAA CAPITAL GROWTH FUND]

                            A n n u a l  R e p o r t

--------------------------------------------------------------------------------
    JULY 31, 2007

--------------------------------------------------------------------------------

                     IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-8448.

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

MANAGERS' COMMENTARY                                                          4

FUND RECOGNITION                                                              7

INVESTMENT OVERVIEW                                                           9

FINANCIAL INFORMATION

   Distributions to Shareholders                                             15

   Report of Independent Registered Public Accounting Firm                   16

   Portfolio of Investments                                                  17

   Notes to Portfolio of Investments                                         30

   Financial Statements                                                      31

   Notes to Financial Statements                                             34

EXPENSE EXAMPLE                                                              50

ADVISORY AGREEMENTS                                                          52

TRUSTEES' AND OFFICERS' INFORMATION                                          60

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2007, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT
                                                          "

                                        ...IF THE VOLATILITY KEEPS YOU UP AT
[PHOTO OF CHRISTOPHER W. CLAUS]        NIGHT, YOU MIGHT CONSIDER REDUCING THE
                                           OVERALL RISK OF YOUR PORTFOLIO.

                                                          "
                                                                     August 2007
--------------------------------------------------------------------------------

         What summer doldrums? Investors have grown accustomed to flat or uneven markets during the dog days of summer. But 2007 is clearly an exception. Until July, the global equity markets were rising - some setting new records - as easy access to capital fueled takeovers by private equity groups, merger activity, and new investments.

         But as I've written many times in these pages, investors have been complacent about the risk in the markets. In July, that game of musical chairs came abruptly to a halt when several subprime lenders collapsed. The bad news appeared to have tipped the scales. Investors started selling their subprime holdings, and their jitters spread to other securities that were - fairly or unfairly - perceived as risky. In the fixed-income market, for example, we saw a dramatic flight to quality as investors abandoned lower-quality bonds and flocked to the safe haven of Treasuries.

         As I write to you, banks are struggling to find buyers for the loans they used to finance the wave of leveraged buyouts. Many deals were delayed or canceled outright. Meanwhile, some large hedge funds were forced to close. Liquidity, which had been driving market appreciation, has dried up in what is commonly called a "credit crunch."

         Investors finally have started to factor risk back into their decision-making and are asking important questions: How

 . . . C O N T I N U E D
========================--------------------------------------------------------

         far-reaching will the subprime-lending problems be? Has the housing market reached its low point? Is the boom in deal-making and buyouts over? As a result, volatility is back in a big way in both the stock and bond markets.

         Nonetheless, the global economy appears to be in relatively good shape. Although U.S. economic expansion has slowed, most economists expect 2007 GDP growth to come in near 2%. Corporate earnings - in double digits last year - should remain respectable at 7% or 8%. Inflation also seems to be moderating toward the Federal Reserve Board's goal of 2% annually.

         It may take some time for the markets to find equilibrium. In the meantime, investors who can tolerate the volatility may find attractive long-term values in global large-cap growth stocks. But if the volatility keeps you up at night, you might consider reducing the overall risk of your portfolio.

         Whatever your needs, we stand ready to assist you. On behalf of all of us here at USAA Investment Management Company, I would like to thank you for your faith and trust in us. We appreciate the opportunity to help you with your investment needs.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board
         USAA Mutual Funds Trust

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF THOMAS LINKAS]                [PHOTO OF CHARLES F. LOVEJOY]
   THOMAS LINKAS, CFA                      CHARLES F. LOVEJOY, CFA
      Batterymarch Financial                  Batterymarch Financial
         Management, Inc.                        Management, Inc.

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         For the year ended July 31, 2007, the USAA Capital Growth Fund had a total return of 24.24%. This compares to returns of 20.10% for the MSCI World Index and 21.16% for the Lipper Global Funds Index.

         Prior to December 2005, when the Fund adopted a "go anywhere" global equity strategy, it invested primarily in U.S. small-cap growth stocks. For the 12 months ended July 31, 2007, U.S. small-cap growth stocks as measured by the Russell 2000 Growth Index had a total return of 16.83%, while the Lipper Small-Cap Growth Funds Index had a total return of 19.51%.

WHAT LED TO THE FUND'S STRONG PERFORMANCE COMPARED TO THE MSCI WORLD INDEX?

         We judge our progress by how well we're selecting individual stocks within each of the 11 global industry sectors. Over the past year we've surpassed the benchmark based on stock selection, with some of the strongest performance coming from nonbank financials, industrials, banks, and materials.

         Another area that contributed to performance was our significant exposure to emerging market stocks. Despite the fact that there aren't any in the index, their outperformance during the period was a boon to the Fund's performance. Our investments in emerging markets today include materials stocks such as Companhia Vale do Rio Doce (Brazil) that are benefiting from ongoing global

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGE 11 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         growth, as well as domestic companies focused on much-needed infrastructure development.

HOW HAS THE FUND'S POSITIONING CHANGED OVER THE REPORTING YEAR?

         Using a multidimensional stock-ranking process, Batterymarch identifies stocks with attractive fundamentals in terms of cash flow, earnings growth, expectations, value, and technical factors. Compared to a year ago, based on these dimensions the portfolio's aggregate positions continue to be reasonably valued but have significantly better earnings-growth prospects. This overall stance gives us a degree of confidence in markets that have come so far so fast.

HOW WOULD YOU CHARACTERIZE THE GLOBAL ECONOMIC AND INVESTING ENVIRONMENT?

         A key element of the global investing environment today is that, for the first time in many years, non-U.S. economies are becoming important in driving global economic growth. Beyond the dizzying growth rates in countries such as China and India, continental European markets have been turning in good gross domestic product (GDP) growth.

         But slower economic growth here doesn't mean that U.S. stocks are not attractive. Batterymarch's stock rankings have led us to add to holdings in the United States across a variety of industries recently, while reducing our continental European holdings.

         While many shareholders are interested in regional and country weightings, these exposures are simply ancillary to our stock-picking process, one whose most interesting facet may be its global industry sector neutrality. In effect, we believe that we can do a better job of finding attractive opportunities, diversifying the Fund, and minimizing potential risk by ensuring we have significant investments in all sectors regardless of location.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 17-29.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

CAN YOU DESCRIBE ANY HOLDINGS THAT REPRESENT THE INCREASING GROWTH PROFILE OF THE FUND?

         Korean shipbuilder Hyundai Heavy Industries Co. Ltd., which has a backlog of orders amid rising shipping costs, is one good example. In the United States, we have increased exposure to steel companies, which may seem surprising given the slower economic growth rates. However, these companies score well in our process, with favorable expected earnings growth.

         We thank you for your investment and welcome the many new shareholders who have recently invested in the Fund. It is a privilege to help you reach your investment goals.

 F U N D
=============-------------------------------------------------------------------
              RECOGNITION

USAA CAPITAL GROWTH FUND

--------------------------------------------------------------------------------

                          OVERALL  MORNINGSTAR  RATING(TM)
         out of  1,609  large blend funds for the period ended July 31, 2007:

                                 OVERALL RATING
                                *   *   *   *   *

     3-YEAR                         5-YEAR                          10-YEAR
    * * * * *                      * * * * *                          N/A
out of 1,609 funds            out of 1,262 funds

      The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Ratings metrics. Ratings are based on risk-adjusted returns.

--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. (EACH SHARE CLASS IS COUNTED AS A FRACTION OF ONE FUND WITHIN THIS SCALE AND RATED SEPARATELY, WHICH MAY CAUSE SLIGHT VARIATIONS IN THE DISTRIBUTION PERCENTAGES.)

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         RECOGNITION

USAA CAPITAL GROWTH FUND

              [LOGO OF LIPPER LEADER       [LOGO OF LIPPER LEADER
                   TOTAL RETURN]             CONSISTENT RETURN]

The Fund is listed as a Lipper Leader for Total Return and Consistent Return of 77 and 70 funds, respectively, within the Lipper Global Multi-Cap Core Funds category for the overall period ended July 31, 2007. The Fund received a Lipper Leader rating for Total Return among 77 and 62 funds and for Consistent Return among 70 and 56 funds for the three- and five-year periods, respectively. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers as of July 31, 2007. Lipper ratings for Consistent Return reflect funds' historical risk-adjusted returns, adjusted for volatility, relative to peers as of July 31, 2007.

RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TOTAL RETURN AND CONSISTENT RETURN METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2007, REUTERS, ALL RIGHTS RESERVED.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA CAPITAL GROWTH FUND (Ticker Symbol: USCGX)

OBJECTIVE
--------------------------------------------------------------------------------
   Capital appreciation.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

    Invests primarily in equity securities. The Fund may invest up to 100% of its assets in foreign securities.


--------------------------------------------------------------------------------
                                         7/31/07                    7/31/06
--------------------------------------------------------------------------------
Net Assets                            $540.8 Million             $151.8 Million
Net Asset Value Per Share                 $9.34                      $8.56

---------------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/07
---------------------------------------------------------------

1 YEAR           5 YEARS         SINCE INCEPTION ON 10/27/00
24.24%            20.58%                    1.23%

--------------------------------
        EXPENSE RATIO*
--------------------------------
Before Reimbursement      1.58%
After Reimbursement       1.20%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED DECEMBER 1, 2006, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS (ANA). THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO) AS REPORTED IN THE FUND'S PROSPECTUS DATED DECEMBER 1, 2006. IMCO HAS VOLUNTARILY AGREED TO LIMIT THE FUND'S TOTAL ANNUAL OPERATING EXPENSES TO 1.20%, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AND TO REIMBURSE THE FUND FOR EXPENSES IN EXCESS OF THIS AMOUNT. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDEND AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                           [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                 LIPPER GLOBAL                             LIPPER SMALL-CAP          USAA CAPITAL
                  FUNDS INDEX        MSCI WORLD INDEX     GROWTH FUNDS INDEX          GROWTH FUND
                 -------------       ----------------     ------------------         ------------
10/31/2000        $10,000.00            $10,000.00            $10,000.00              $10,000.00
11/30/2000          9,417.18              9,391.60              8,297.02                7,850.00
12/31/2000          9,693.42              9,542.29              9,030.89                8,360.00
 1/31/2001          9,853.94              9,726.04              9,306.06                8,470.00
 2/28/2001          9,131.87              8,903.00              8,114.67                6,710.00
 3/31/2001          8,497.56              8,316.72              7,326.55                5,860.00
 4/30/2001          9,079.95              8,929.79              8,117.54                6,600.00
 5/31/2001          9,024.63              8,813.42              8,337.49                6,680.00
 6/30/2001          8,770.96              8,536.05              8,547.72                6,740.00
 7/31/2001          8,553.50              8,421.95              8,071.24                6,300.00
 8/31/2001          8,213.79              8,016.46              7,593.41                5,860.00
 9/30/2001          7,446.48              7,309.02              6,408.30                4,860.00
10/31/2001          7,631.93              7,448.58              6,877.89                5,120.00
11/30/2001          8,048.17              7,888.11              7,410.86                5,570.00
12/31/2001          8,165.26              7,936.90              7,859.79                5,750.00
 1/31/2002          7,917.84              7,695.64              7,622.13                5,480.00
 2/28/2002          7,871.08              7,627.95              7,160.87                5,210.00
 3/31/2002          8,243.96              7,979.24              7,746.32                5,480.00
 4/30/2002          8,044.01              7,693.27              7,541.94                5,400.00
 5/31/2002          8,062.23              7,706.10              7,239.39                5,140.00
 6/30/2002          7,594.02              7,237.21              6,701.46                4,740.00
 7/31/2002          6,922.45              6,626.55              5,751.05                4,260.00
 8/31/2002          6,954.30              6,637.86              5,742.70                4,350.00
 9/30/2002          6,263.04              5,907.03              5,394.42                4,090.00
10/31/2002          6,620.84              6,342.29              5,624.60                4,250.00
11/30/2002          6,944.92              6,683.27              6,095.71                4,420.00
12/31/2002          6,642.22              6,358.56              5,688.47                4,160.00
 1/31/2003          6,429.28              6,164.79              5,538.25                4,100.00
 2/28/2003          6,271.07              6,056.90              5,365.67                4,050.00
 3/31/2003          6,201.77              6,036.90              5,476.32                4,180.00
 4/30/2003          6,734.18              6,571.88              5,928.93                4,530.00
 5/31/2003          7,148.92              6,946.05              6,533.51                4,970.00
 6/30/2003          7,286.19              7,065.39              6,754.92                5,050.00
 7/31/2003          7,440.20              7,208.04              7,149.91                5,420.00
 8/31/2003          7,637.16              7,362.88              7,529.05                5,730.00
 9/30/2003          7,678.90              7,407.19              7,344.13                5,660.00
10/31/2003          8,115.64              7,846.01              8,010.43                6,230.00
11/30/2003          8,266.29              7,964.60              8,223.73                6,500.00
12/31/2003          8,764.96              8,463.66              8,235.44                6,460.00
 1/31/2004          8,948.86              8,599.47              8,620.75                6,700.00
 2/29/2004          9,139.95              8,743.47              8,588.35                6,700.00
 3/31/2004          9,100.90              8,685.45              8,528.99                6,710.00
 4/30/2004          8,865.63              8,507.56              8,112.22                6,460.00
 5/31/2004          8,895.64              8,578.55              8,281.43                6,540.00
 6/30/2004          9,045.34              8,761.32              8,517.53                6,770.00
 7/31/2004          8,707.33              8,475.26              7,766.10                6,270.00
 8/31/2004          8,712.34              8,512.51              7,514.51                6,120.00
 9/30/2004          8,945.22              8,673.55              7,943.80                6,550.00
10/31/2004          9,158.99              8,885.79              8,166.53                6,640.00
11/30/2004          9,669.76              9,352.57              8,738.38                7,230.00
12/31/2004         10,024.92              9,709.59              9,124.08                7,510.00
 1/31/2005          9,834.34              9,490.98              8,778.75                7,310.00
 2/28/2005         10,148.12              9,791.64              8,952.18                7,550.00
 3/31/2005          9,936.88              9,602.39              8,651.37                7,230.00
 4/30/2005          9,714.30              9,392.36              8,168.04                6,780.00
 5/31/2005          9,879.30              9,559.24              8,709.38                7,190.00
 6/30/2005          9,984.89              9,641.95              9,013.73                7,490.00
 7/31/2005         10,379.47              9,978.76              9,563.75                7,810.00
 8/31/2005         10,507.50             10,053.95              9,398.57                7,660.00
 9/30/2005         10,787.58             10,315.09              9,449.65                7,780.00
10/31/2005         10,543.95             10,064.83              9,129.59                7,490.00
11/30/2005         10,878.56             10,400.19              9,619.04                7,790.00
12/31/2005         11,216.84             10,630.60              9,610.94                8,148.56
 1/31/2006         11,793.32             11,105.29             10,394.27                8,618.28
 2/28/2006         11,710.84             11,088.76             10,353.63                8,608.07
 3/31/2006         12,010.57             11,332.59             10,785.12                8,853.14
 4/30/2006         12,338.99             11,676.66             10,821.41                9,179.90
 5/31/2006         11,882.45             11,277.79             10,148.05                8,659.13
 6/30/2006         11,856.54             11,274.49             10,063.57                8,679.55
 7/31/2006         11,858.49             11,344.85              9,514.77                8,740.82
 8/31/2006         12,170.15             11,639.33              9,706.39                8,985.89
 9/30/2006         12,336.80             11,778.11              9,833.21                9,016.52
10/31/2006         12,731.38              1,2210.4             10,277.38                9,373.91
11/30/2006         13,095.44             12,509.41             10,623.96                9,690.46
12/31/2006         13,381.29             12,763.74             10,634.91                9,975.92
 1/31/2007         13,587.60             12,914.42             10,902.96               10,127.07
 2/28/2007         13,450.59             12,847.22             10,882.21               10,068.94
 3/31/2007         13,721.22             13,082.39             10,996.34               10,347.99
 4/30/2007         14,245.93             13,659.35             11,313.64               10,673.54
 5/31/2007         14,685.90             14,042.08             11,832.82               11,092.11
 6/30/2007         14,664.54             13,933.76             11,802.16               10,999.09
 7/31/2007         14,367.87             13,625.18             11,371.52               10,859.57

                                   [END CHART]

         *DATA FROM 10/31/00 THROUGH 7/31/07.

         *THE  PERFORMANCE  OF THE LIPPER  GLOBAL  FUNDS  INDEX,  THE MSCI WORLD
          INDEX, AND THE LIPPER SMALL-CAP GROWTH FUNDS INDEX IS CALCULATED FROM THE END OF THE MONTH, OCTOBER 31, 2000, WHILE THE FUND'S INCEPTION DATE IS OCTOBER 27, 2000. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS BECAUSE OF THIS DIFFERENCE.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A
         SHAREHOLDER WOULDPAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         The  graph  illustrates  the  comparison  of  a  $10,000   hypothetical
         investment in the USAA Capital Growth Fund to the following benchmarks:

         o The unmanaged Lipper Global Funds Index tracks the total return performance of the 30 largest funds within this category. This category includes funds that invest at least 25% of their portfolio in securities traded outside of the United States and that may own U.S. securities as well.

         o The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index that reflects the movements of world stock markets by representing a broad selection of domestically listed companies within each market.

         o The unmanaged Lipper Small-Cap Growth Funds Index tracks the total return performance of the 30 largest funds in the Lipper Small-Cap Growth Funds category.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

                                ASSET ALLOCATION
                                    7/31/2007

       [PIE CHART OF ASSET ALLOCATION]

United States                          35.4%
Japan                                  10.2%
United Kingdom                          5.8%
Germany                                 5.5%
South Korea                             4.4%
France                                  4.3%
Canada                                  3.4%
China                                   3.4%
Brazil                                  3.0%
Other*                                 30.6%

                 [END CHART]

         *INCLUDES  COUNTRIES WITH LESS THAN 3% OF THE  PORTFOLIO,  MONEY MARKET
          INSTRUMENTS (2.9%), AND SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (5.2%).

         PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

         FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISK, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

 . . . C O N T I N U E D
========================--------------------------------------------------------

---------------------------------------------------------
                  TOP 10 EQUITY HOLDINGS
                     (% of Net Assets)
---------------------------------------------------------

AT&T, Inc.                                           1.2%

Companhia Vale do Rio Doce                           1.0%

DaimlerChrysler AG                                   1.0%

KT&G Corp.                                           1.0%

Mitsui & Co. Ltd.                                    1.0%

RWE AG (Neu)                                         1.0%

Reliance Industries Ltd. GDR                         1.0%

America Movil S.A.B. de C.V. ADR "L"                 0.9%

Industrial and Commercial Bank of China Ltd. "H"     0.9%

Sumitomo Metal Industries, Ltd.                      0.9%
---------------------------------------------------------

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 17-29.

14

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                             SECTOR ASSET ALLOCATION
                                    7/31/2007

   [PIE CHART OF SECTOR ASSET ALLOCATION]

Financials                             22.8%
Industrials                            11.9%
Information Technology                 10.7%
Consumer Discretionary                 10.5%
Materials                               8.6%
Energy                                  8.3%
Health Care                             8.3%
Consumer Staples                        6.8%
Telecommunication Services              5.2%
Utilities                               4.8%
Short-Term Investments*                 8.1%

                 [END CHART]

         *INCLUDES MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS PURCHASED
          WITH CASH COLLATERAL FROM SECURITIES LOANED.

         PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA CAPITAL GROWTH FUND

         The following federal tax information related to the Fund's fiscal year ended July 31, 2007, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2008.

         4.21% of ordinary income distributions qualify for the dividends received deductions eligible to corporations.

         For the fiscal year ended July 31, 2007, the Fund hereby designates 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gains rates.

         Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $8,644,000 as long-term capital gains for the fiscal year ended July 31, 2007.

         The Fund has elected under Section 853 of the Internal Revenue Code to pass through the credit for taxes paid in foreign countries. The gross income derived from foreign sources and foreign taxes paid during the fiscal year ended July 31, 2007, by the Fund are $4,415,000 and $364,000, respectively.

         For the fiscal year ended July 31, 2007,  certain dividends paid by the
         Fund  qualify  as  interest-related   dividends.  The  Fund  designates
         $304,000 as qualifying interest income.

16

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
==========================------------------------------------------------------
                             Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA CAPITAL GROWTH FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Capital Growth Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of July 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Capital Growth Fund at July 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                         /S/ ERNST & YOUNG LLP

San Antonio, Texas
September 17, 2007

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==================--------------------------------------------------------------
                   of INVESTMENTS

USAA CAPITAL GROWTH FUND
JULY 31, 2007

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------
             EQUITY SECURITIES (97.9%)

             COMMON STOCKS (95.0%)

             CONSUMER DISCRETIONARY (10.5%)
             ------------------------------
             APPAREL & ACCESSORIES & LUXURY GOODS (0.2%)
    26,500   Phillips-Van Heusen Corp.                                  $  1,379
                                                                        --------
             APPAREL RETAIL (1.4%)
    80,400   American Eagle Outfitters, Inc.(a)                            1,951
   239,000   Esprit Holdings Ltd.(b)                                       3,237
    27,700   Men's Wearhouse, Inc.                                         1,368
    30,900   Ross Stores, Inc.                                               894
                                                                        --------
                                                                           7,450
                                                                        --------
             AUTO PARTS & EQUIPMENT (1.0%)
    57,100   Aisin Seiki Co. Ltd.(b)                                       2,262
   256,000   GKN plc(b)                                                    1,978
     8,700   Johnson Controls, Inc.(a)                                       984
                                                                        --------
                                                                           5,224
                                                                        --------
             AUTOMOBILE MANUFACTURERS (3.5%)
    56,500   DaimlerChrysler AG(b)                                         5,077
   291,000   Mazda Motor Corp.(b)                                          1,659
    46,200   Peugeot S.A. ADR(b)                                           3,872
    32,900   Renault SA(b)                                                 4,736
    18,700   Toyota Motor Corp.(b)                                         1,132
   119,100   Volvo AB "B"                                                  2,218
                                                                        --------
                                                                          18,694
                                                                        --------
             CONSUMER ELECTRONICS (0.6%)
    38,690   LG Electronics, Inc.(b)                                       3,252
                                                                        --------
             DEPARTMENT STORES (1.7%)
    45,700   J.C. Penney Co., Inc.(a)                                      3,109
   199,800   Marks & Spencer Group plc(b)                                  2,537
     3,285   New World Department Store China Ltd.*                            3
    20,800   PPR(b)                                                        3,650
                                                                        --------
                                                                           9,299
                                                                        --------
             GENERAL MERCHANDISE STORES (0.2%)
    47,100   Big Lots, Inc.*                                               1,218
                                                                        --------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
JULY 31, 2007

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------
             HOMEBUILDING (0.4%)
   303,190   Corporacion GEO, S.A. de C.V. "B"*                         $  1,659
    37,000   Sekisui Chemical Co. Ltd.(b)                                    291
                                                                        --------
                                                                           1,950
                                                                        --------
             HOUSEHOLD APPLIANCES (0.5%)
   108,900   Electrolux AB "B"(b)                                          2,751
                                                                        --------
             LEISURE PRODUCTS (0.2%)
    47,500   Hasbro, Inc.                                                  1,331
                                                                        --------
             MOVIES & ENTERTAINMENT (0.4%)
    52,600   Vivendi S.A.(b)                                               2,232
                                                                        --------
             TIRES & RUBBER (0.4%)
   103,100   Bridgestone Corp.(b)                                          2,176
                                                                        --------
             Total Consumer Discretionary                                 56,956
                                                                        --------
             CONSUMER STAPLES (6.8%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.7%)
    36,950   Archer-Daniels-Midland Co.                                    1,241
    30,300   Nutreco Holding N.V.(b)                                       2,266
                                                                        --------
                                                                           3,507
                                                                        --------
             BREWERS (0.6%)
    14,850   Carlsberg A/S(b)                                              1,913
    17,440   Molson Coors Brewing Co. "B"(a)                               1,551
                                                                        --------
                                                                           3,464
                                                                        --------
             FOOD RETAIL (1.0%)
   113,650   Kroger Co.                                                    2,950
    82,800   Safeway, Inc.                                                 2,639
                                                                        --------
                                                                           5,589
                                                                        --------
             HYPERMARKETS & SUPER CENTERS (0.8%)
    88,526   Wal-Mart Stores, Inc.                                         4,068
                                                                        --------
             PACKAGED FOODS & MEAT (1.7%)
 1,295,000   China Mengniu Dairy Co. Ltd.(b)                               4,552
 1,340,000   Goodman Fielder Ltd.(b)                                       2,875
    69,300   Tyson Foods, Inc. "A"                                         1,476
                                                                        --------
                                                                           8,903
                                                                        --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
JULY 31, 2007

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------
             PERSONAL PRODUCTS (0.8%)
    56,575   Estee Lauder Companies, Inc. "A"                           $  2,547
    44,650   NBTY, Inc.*                                                   1,944
                                                                        --------
                                                                           4,491
                                                                        --------
             SOFT DRINKS (0.0%)
    14,700   Coca-Cola Amatil Ltd.(b)                                        113
                                                                        --------
             TOBACCO (1.2%)
    71,170   KT&G Corp.(b)                                                 5,326
    17,978   Loews Corp. - Carolina Group                                  1,363
                                                                        --------
                                                                           6,689
                                                                        --------
             Total Consumer Staples                                       36,824
                                                                        --------
             ENERGY (7.6%)
             -------------
             COAL & CONSUMABLE FUELS (0.3%)
   471,300   China Shenhua Energy Co. Ltd. "H"(b)                          1,854
                                                                        --------
             INTEGRATED OIL & GAS (1.9%)
    35,728   Chevron Corp.                                                 3,046
    19,680   ConocoPhillips                                                1,591
    47,000   Hess Corp.                                                    2,877
    28,985   Marathon Oil Corp.(a)                                         1,600
    28,850   OAO Gazprom ADR(b)                                            1,243
                                                                        --------
                                                                          10,357
                                                                        --------
             OIL & GAS DRILLING (1.1%)
    45,100   Pride International, Inc.*                                    1,581
   112,100   Saipem S.p.A.(b)                                              4,014
     5,700   Unit Corp.*                                                     314
                                                                        --------
                                                                           5,909
                                                                        --------
             OIL & GAS EQUIPMENT & SERVICES (2.2%)
    70,000   Acergy S.A(b)                                                 1,862
    39,300   Cameron International Corp.*                                  3,065
     6,900   Compagnie Generale de Geophysique-Veritas*(b)                 1,748
    45,062   Fugro N.V.(b)                                                 3,000
    43,000   Superior Energy Services, Inc.*                               1,734
     7,900   Tidewater, Inc.                                                 541
                                                                        --------
                                                                          11,950
                                                                        --------

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
JULY 31, 2007

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------
             OIL & GAS EXPLORATION & PRODUCTION (0.4%)
    11,700   NovaTek OAO(b)                                             $    626
   111,400   Oilexco, Inc.*                                                1,340
                                                                        --------
                                                                           1,966
                                                                        --------
             OIL & GAS REFINING & MARKETING (1.7%)
    48,900   Frontier Oil Corp.                                            1,894
    17,000   Holly Corp.                                                   1,146
    25,450   Sunoco, Inc.                                                  1,698
    29,000   Tesoro Corp.(a)                                               1,444
    45,580   Valero Energy Corp.                                           3,054
                                                                        --------
                                                                           9,236
                                                                        --------
             Total Energy                                                 41,272
                                                                        --------
             FINANCIALS (21.2%)
             ------------------
             CONSUMER FINANCE (0.1%)
    15,000   First Marblehead Corp.(a)                                       494
                                                                        --------
             DIVERSIFIED BANKS (7.7%)
    90,600   Australia and New Zealand Banking Group Ltd.(b)               2,167
   132,600   Banco Popolare Di Milano Scarl (BPM)(b)                       1,904
    63,900   Bank of Nova Scotia                                           2,962
   558,700   Bumiputra-Commerce Holdings Berhad(b)                         1,890
    47,800   Canadian Imperial Bank of Commerce(a)                         4,145
    77,400   Danske Bank A/S(b)                                            3,256
   169,300   DnB NOR ASA(b)                                                2,245
   370,574   FirstRand Ltd.(b)                                             1,183
   539,000   Grupo Financiero Banorte S.A.                                 2,393
 8,264,000   Industrial and Commercial Bank of China Ltd. "H"(b)           5,040
    57,000   Kookmin Bank(b)                                               4,930
    27,500   National Bank of Canada                                       1,571
   203,950   Royal Bank of Scotland Group plc(b)                           2,440
    11,800   State Bank of India Ltd. GDR                                  1,148
    45,800   State Bank of India Ltd. GDR(b)                               4,410
                                                                        --------
                                                                          41,684
                                                                        --------
             INVESTMENT BANKING & BROKERAGE (1.3%)
     8,720   Goldman Sachs Group, Inc.                                     1,642
    30,400   Lehman Brothers Holdings, Inc.(a)                             1,885
    27,800   Morgan Stanley(a)                                             1,776
   100,000   Nomura Holdings, Inc.(b)                                      1,907
                                                                        --------
                                                                           7,210
                                                                        --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
JULY 31, 2007

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------
             LIFE & HEALTH INSURANCE (0.9%)
    15,890   MetLife, Inc.                                              $    957
    64,000   Power Corp. of Canada                                         2,328
   110,400   Prudential plc(b)                                             1,509
                                                                        --------
                                                                           4,794
                                                                        --------
             MULTI-LINE INSURANCE (3.5%)
    43,200   American Financial Group, Inc.                                1,213
    68,800   American International Group, Inc.                            4,416
     9,400   Baloise Holdings AG(b)                                          879
    67,100   HCC Insurance Holdings, Inc.                                  1,965
    69,100   ING Groep N.V.(b)                                             2,923
    36,300   Loews Corp.                                                   1,721
   268,300   Mapfre SA(b)                                                  1,242
   950,500   Old Mutual plc(b)                                             3,109
     7,250   Samsung Fire & Marine Insurance Co. Ltd.(b)                   1,485
                                                                        --------
                                                                          18,953
                                                                        --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (2.2%)
    92,300   Citigroup, Inc.                                               4,298
    70,500   Irish Life & Permanent plc(b)                                 1,704
    68,838   JPMorgan Chase & Co.                                          3,030
    42,800   Toronto-Dominion Bank                                         2,739
                                                                        --------
                                                                          11,771
                                                                        --------
             PROPERTY & CASUALTY INSURANCE (1.2%)
    31,000   ACE Ltd.                                                      1,789
    81,000   Travelers Companies, Inc.(a)                                  4,113
     5,850   Trygvesta A/S(b)                                                470
                                                                        --------
                                                                           6,372
                                                                        --------
             REAL ESTATE MANAGEMENT & DEVELOPMENT (2.3%)
    34,300   CB Richard Ellis Group, Inc. "A"*                             1,198
 1,020,000   China Overseas Land and Investment Ltd.(b)                    2,154
   156,000   Hang Lung Group Ltd.(b)                                         779
   216,000   Hang Lung Properties Ltd.(b)                                    793
     4,800   Jones Lang LaSalle, Inc.                                        527
   286,000   Keppel Corp. Ltd.(b)                                          2,497
   229,000   Keppel Land Ltd.(b)                                           1,247
    55,200   Leopalace21 Corp.(b)                                          1,767
   598,000   New World Development Ltd.(b)                                 1,463
                                                                        --------
                                                                          12,425
                                                                        --------

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
JULY 31, 2007

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------
             REGIONAL BANKS (0.4%)
    41,252   OTP Bank Nyrt.(b)                                          $  2,323
                                                                        --------
             REINSURANCE (1.0%)
    10,200   Everest Reinsurance Group Ltd.                                1,002
    32,985   Hannover Rueckversicherungs(b)                                1,469
    25,500   RenaissanceRe Holdings Ltd.                                   1,466
    59,300   SCOR SE(a),(b)                                                1,516
                                                                        --------
                                                                           5,453
                                                                        --------
             REITs - DIVERSIFIED (0.3%)
   967,200   DB RREEF Trust(b)                                             1,488
                                                                        --------
             REITs - MORTGAGE (0.3%)
    91,400   Annaly Capital Management, Inc.                               1,321
                                                                        --------
             Total Financials                                            114,288
                                                                        --------
             HEALTH CARE (8.0%)
             ------------------
             BIOTECHNOLOGY (0.8%)
    33,900   Celgene Corp.*(a)                                             2,053
    26,700   Cephalon, Inc.*(a)                                            2,006
                                                                        --------
                                                                           4,059
                                                                        --------
             HEALTH CARE FACILITIES (0.4%)
   120,100   Southern Cross Healthcare Ltd.(b)                             1,294
    17,700   Universal Health Services, Inc. "B"                             928
                                                                        --------
                                                                           2,222
                                                                        --------
             HEALTH CARE SERVICES (0.8%)
    64,350   Fresenius Medical Care AG & Co. KGaA(b)                       3,025
    31,500   Lincare Holdings, Inc.*                                       1,124
                                                                        --------
                                                                           4,149
                                                                        --------
             LIFE SCIENCES TOOLS & SERVICES (0.3%)
    27,300   Charles River Laboratories International, Inc.*               1,397
     6,100   Invitrogen Corp.*                                               438
                                                                        --------
                                                                           1,835
                                                                        --------
             MANAGED HEALTH CARE (3.1%)
    85,800   Aetna, Inc.                                                   4,125
    19,000   Health Net, Inc.*                                               941

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
JULY 31, 2007

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------
    30,850   Humana, Inc.*(a)                                           $  1,977
    84,635   UnitedHealth Group, Inc.                                      4,099
    22,800   WellCare Health Plans, Inc.*                                  2,309
    45,050   WellPoint, Inc.*                                              3,384
                                                                        --------
                                                                          16,835
                                                                        --------
             PHARMACEUTICALS (2.6%)
    68,100   King Pharmaceuticals, Inc.*                                   1,158
    18,100   Merck KGaA(b)                                                 2,258
   116,800   Pfizer, Inc.                                                  2,746
    26,100   Roche Holdings AG(b)                                          4,622
    15,200   Stada Arzneimittel AG(b)                                        982
    34,800   Takeda Pharmaceutical Co. Ltd.(b)                             2,272
                                                                        --------
                                                                          14,038
                                                                        --------
             Total Health Care                                            43,138
                                                                        --------
             INDUSTRIALS (11.9%)
             -------------------
             AEROSPACE & DEFENSE (2.5%)
    20,194   Boeing Co.                                                    2,089
    40,170   Lockheed Martin Corp.                                         3,956
    19,500   MTU Aero Engines Holding AG(b)                                1,328
    39,375   Northrop Grumman Corp.                                        2,996
    52,910   Raytheon Co.                                                  2,929
                                                                        --------
                                                                          13,298
                                                                        --------
             AIRLINES (1.2%)
    36,000   Air France KLM(b)                                             1,627
    59,350   Deutsche Lufthansa AG(b)                                      1,660
   348,700   Qantas Airways Ltd.(b)                                        1,696
    66,800   SAS AB*(b)                                                    1,588
                                                                        --------
                                                                           6,571
                                                                        --------
             CONSTRUCTION & ENGINEERING (0.7%)
     9,650   Daelim Industrial Co. Ltd.(b)                                 1,653
    12,380   GS Engineering & Construction Corp.(b)                        1,840
                                                                        --------
                                                                           3,493
                                                                        --------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.2%)
     8,750   Hyundai Heavy Industries Co. Ltd.(b)                          3,366
    15,900   Manitowoc Co., Inc.                                           1,235
    21,300   Terex Corp.*                                                  1,837
                                                                        --------
                                                                           6,438
                                                                        --------

24

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
JULY 31, 2007

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------
             ELECTRICAL COMPONENTS & EQUIPMENT (1.0%)
   293,000   John Wood Group plc(b)                                     $  1,890
   137,100   Omron Corp.(b)                                                3,647
                                                                        --------
                                                                           5,537
                                                                        --------
             HIGHWAYS & RAILTRACKS (0.2%)
   432,000   China Communications Construction Co. Ltd.(b)                   972
                                                                        --------
             HUMAN RESOURCES & EMPLOYMENT SERVICES (0.3%)
    55,300   Vedior NV(b)                                                  1,430
                                                                        --------
             INDUSTRIAL CONGLOMERATES (0.2%)
    14,100   Rheinmetall AG(b)                                             1,252
                                                                        --------
             INDUSTRIAL MACHINERY (1.0%)
    40,510   Doosan Infracore Co. Ltd.(b)                                  1,619
   138,900   IMI plc(b)                                                    1,646
   150,000   NTN Corp.(b)                                                  1,233
    45,200   Trelleborg AB(b)                                              1,141
                                                                        --------
                                                                           5,639
                                                                        --------
             MARINE (1.2%)
 1,173,200   China COSCO Holdings Co. Ltd. "H"(b)                          2,065
   136,000   Kawasaki Kisen Kaish Ltd.(b)                                  1,859
   232,000   Nippon Yusen Kabushiki Kaisha(b)                              2,334
                                                                        --------
                                                                           6,258
                                                                        --------
             RAILROADS (0.2%)
    27,420   CSX Corp.                                                     1,300
                                                                        --------
             TRADING COMPANIES & DISTRIBUTORS (1.9%)
    34,240   GS Holdings Corp.(b)                                          1,886
   107,000   Itochu Corp.(b)                                               1,343
   458,000   Li & Fung Ltd.(b)                                             1,597
   232,000   Mitsui & Co. Ltd.(b)                                          5,507
                                                                        --------
                                                                          10,333
                                                                        --------
             TRUCKING (0.3%)
    23,500   Go-Ahead Group plc(b)                                         1,316
     8,000   Ryder System, Inc.                                              435
                                                                        --------
                                                                           1,751
                                                                        --------
             Total Industrials                                            64,272
                                                                        --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
JULY 31, 2007

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------
             INFORMATION TECHNOLOGY (10.7%)
             ------------------------------
             COMMUNICATIONS EQUIPMENT (0.6%)
    84,300   ADC Telecommunications, Inc.*                              $  1,575
    34,650   Harris Corp.                                                  1,902
                                                                        --------
                                                                           3,477
                                                                        --------
             COMPUTER HARDWARE (1.0%)
    88,100   Hewlett-Packard Co.                                           4,055
    14,500   International Business Machines Corp.                         1,605
                                                                        --------
                                                                           5,660
                                                                        --------
             COMPUTER STORAGE & PERIPHERALS (0.6%)
    97,120   Brocade Communications Systems, Inc.*                           684
   115,500   Western Digital Corp.*                                        2,466
                                                                        --------
                                                                           3,150
                                                                        --------
             DATA PROCESSING & OUTSOURCED SERVICES (0.6%)
   122,450   Electronic Data Systems Corp.                                 3,305
                                                                        --------
             ELECTRONIC EQUIPMENT MANUFACTURERS (1.5%)
    75,600   LG Philips LCD Co. Ltd.*(b)                                   3,523
    36,500   TDK Corp.(b)                                                  3,114
    94,700   Vishay Intertechnology, Inc.*                                 1,469
                                                                        --------
                                                                           8,106
                                                                        --------
             INTERNET SOFTWARE & SERVICES (0.8%)
    23,330   NHN Corp.*(b)                                                 4,282
                                                                        --------
             IT CONSULTING & OTHER SERVICES (1.1%)
    42,000   Cap Gemini S.A.(a),(b)                                        2,751
 1,042,400   LogicaCMG plc(b)                                              3,233
                                                                        --------
                                                                           5,984
                                                                        --------
             OFFICE ELECTRONICS (1.5%)
   217,000   Brother Industries Ltd.(b)                                    3,121
   175,000   Ricoh Co. Ltd.(b)                                             3,803
    63,000   Xerox Corp.*(a)                                               1,100
                                                                        --------
                                                                           8,024
                                                                        --------
             SEMICONDUCTOR EQUIPMENT (1.3%)
    87,200   Sumco Corp.(b)                                                4,483
    52,500   Varian Semiconductor Equipment Associates, Inc.*              2,468
                                                                        --------
                                                                           6,951
                                                                        --------

26

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
JULY 31, 2007

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------
             SYSTEMS SOFTWARE (0.6%)
   112,500   BMC Software, Inc.*                                        $  3,231
                                                                        --------
             TECHNOLOGY DISTRIBUTORS (1.1%)
    59,100   Arrow Electronics, Inc.*                                      2,259
    91,600   Avnet, Inc.*                                                  3,470
                                                                        --------
                                                                           5,729
                                                                        --------
             Total Information Technology                                 57,899
                                                                        --------
             MATERIALS (8.6%)
             ----------------
             CONSTRUCTION MATERIALS (0.3%)
   197,600   Fletcher Building Ltd.(b)                                     1,858
                                                                        --------
             DIVERSIFIED CHEMICALS (1.0%)
    57,800   Reliance Industries Ltd. GDR(b)                               5,368
                                                                        --------
             DIVERSIFIED METALS & MINING (2.0%)
    44,499   Anglo American Capital plc(b)                                 2,553
    20,991   Freeport-McMoRan Copper & Gold, Inc. "B"                      1,973
   283,000   Mitsubishi Materials Corp.(b)                                 1,828
    55,000   Pacific Metals Co. Ltd.(b)                                      955
    29,100   Xstrata plc(b)                                                1,849
 1,021,197   Yanzhou Coal Mining Co. Ltd. "H"(b)                           1,842
                                                                        --------
                                                                          11,000
                                                                        --------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.6%)
    36,700   Agrium, Inc.                                                  1,543
   211,188   Makhteshim-Agan Industries Ltd.(b)                            1,546
                                                                        --------
                                                                           3,089
                                                                        --------
             METAL & GLASS CONTAINERS (0.2%)
    21,675   Owens-Illinois, Inc.*                                           867
                                                                        --------
             PAPER PACKAGING (0.3%)
    66,800   Smurfit Kappa Group plc*(b)                                   1,561
                                                                        --------
             SPECIALTY CHEMICALS (0.3%)
    34,510   Nalco Holding Co.                                               795
    19,908   Rhodia SA*(b)                                                   902
                                                                        --------
                                                                           1,697
                                                                        --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
JULY 31, 2007

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------
             STEEL (3.9%)
     3,700   Carpenter Technology Corp.                                 $    439
    16,900   Commercial Metals Co.                                           521
   122,600   Companhia Vale do Rio Doce                                    5,190
    66,700   Mittal Steel Co. N.V.(b)                                      4,083
    25,850   Rautaruukki Oyj(b)                                            1,703
    23,700   Reliance Steel & Aluminum Co.                                 1,245
    29,200   Steel Dynamics, Inc.                                          1,224
   867,000   Sumitomo Metal Industries, Ltd.(b)                            5,040
    19,900   voestalpine AG(b)                                             1,650
                                                                        --------
                                                                          21,095
                                                                        --------
             Total Materials                                              46,535
                                                                        --------
             TELECOMMUNICATION SERVICES (4.9%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (4.0%)
   161,140   AT&T, Inc.(a)                                                 6,310
   400,100   BT Group plc(b)                                               2,547
       303   KDDI Corp.(b)                                                 2,016
   467,450   Qwest Communications International, Inc.*                     3,987
    32,500   Sistema JSFC GDR(b)                                           1,014
    40,600   Telecom Argentina SA ADR "B"*                                   875
   136,400   Telefonica S.A.(a),(b)                                        3,185
    39,500   Verizon Communications, Inc.(a)                               1,684
                                                                        --------
                                                                          21,618
                                                                        --------
             WIRELESS TELECOMMUNICATION SERVICES (0.9%)
    82,400   America Movil S.A.B.de C.V. ADR "L"                           4,934
                                                                        --------
             Total Telecommunication Services                             26,552
                                                                        --------
             UTILITIES (4.8%)
             ----------------
             ELECTRIC UTILITIES (2.0%)
   277,200   British Energy Group plc(b)                                   2,797
    19,900   Edison International                                          1,053
    33,700   FirstEnergy Corp.                                             2,047
    12,500   RAO Unified Energy System GDR(b)                              1,708
    65,900   Red Electrica de Espana(a),(b)                                2,972
                                                                        --------
                                                                          10,577
                                                                        --------
             GAS UTILITIES (0.3%)
    67,600   UGI Corp.                                                     1,745
                                                                        --------

28

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
JULY 31, 2007

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------
             MULTI-UTILITIES (2.3%)
    48,840   CMS Energy Corp.                                           $    789
    30,250   E. On AG(b)                                                   4,772
    19,580   PG&E Corp.                                                      838
    10,800   Public Service Enterprise Group, Inc.                           931
    49,850   RWE AG (Neu)(b)                                               5,264
                                                                        --------
                                                                          12,594
                                                                        --------
             WATER UTILITIES (0.2%)
    87,700   Pennon Group plc(b)                                           1,075
                                                                        --------
             Total Utilities                                              25,991
                                                                        --------
             Total Common Stocks (cost: $496,253)                        513,727
                                                                        --------
             PREFERRED SECURITIES (2.9%)

             ENERGY (0.7%)
             -------------
             INTEGRATED OIL & GAS (0.7%)
    71,800   Petroleo Brasileiro S.A. ADR                                  4,010
                                                                        --------
             Total Energy                                                  4,010
                                                                        --------
             FINANCIALS (1.6%)
             -----------------
             DIVERSIFIED BANKS (1.6%)
   107,800   Banco Itau Holding Financeira S.A. ADR                        4,931
   282,000   Joyo Bank Ltd.                                                1,654
    18,600   Uniao De Bancos Brasileiros S.A. (Unibanco) GDR               2,170
                                                                        --------
             Total Financials                                              8,755
                                                                        --------
             HEALTH CARE (0.3%)
             ------------------
             BIOTECHNOLOGY (0.3%)
    21,300   Fresenius SE(b)                                               1,692
                                                                        --------
             Total Health Care                                             1,692
                                                                        --------
             TELECOMMUNICATION SERVICES (0.3%)
             ---------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.3%)
    25,600   Telus Corp.                                                   1,426
                                                                        --------
             Total Telecommunication Services                              1,426
                                                                        --------
             Total Preferred Securities (cost: $14,271)                   15,883
                                                                        --------
             Total Equity Securities (cost: $510,524)                    529,610
                                                                        --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
JULY 31, 2007

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------
             MONEY MARKET INSTRUMENTS (2.9%)

             MONEY MARKET FUNDS (2.9%)
15,591,997   SSgA Prime Money Market Fund, 5.17%(c) (cost: $15,592)     $ 15,592
                                                                        --------
             SHORT-TERM INVESTMENTS PURCHASED WITH CASH
             COLLATERAL FROM SECURITIES LOANED (5.2%)

             MONEY MARKET FUNDS (0.1%)
   308,864   AIM Short-Term Investment Co. Liquid Assets
               Portfolio, 5.27%(c)                                           309
                                                                        --------

 PRINCIPAL
    AMOUNT
     (000)
----------
             REPURCHASE AGREEMENTS (5.1%)
   $12,000   Credit Suisse First Boston LLC, 5.28%, acquired on
               7/31/2007 and due 8/01/2007 at $12,000 (collateralized
               by $12,485 of U.S. Treasury Notes, 4.88%,
               due 6/30/2009; market value $12,603)                       12,000
    10,000   Deutsche Bank Securities, Inc., 5.28%, acquired on
               7/31/2007 and due 8/01/2007 at $10,000 (collateralized
               by $10,192 of Fannie Mae Notes(d), 4.88%,
               due 1/11/2008; market value $10,201)                       10,000
     6,000   Merrill Lynch Government Securities, Inc., 5.23%,
               acquired on 7/31/2007 and due 8/01/2007 at $6,000
               (collateralized by $6,005 in cash)                          6,000
                                                                        --------
             Total Repurchase Agreements                                  28,000
                                                                        --------
             Total Short-Term Investments Purchased With Cash
               Collateral From Securities Loaned (cost: $28,309)          28,309
                                                                        --------

             TOTAL INVESTMENTS (COST: $554,425)                         $573,511
                                                                        ========

30

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA CAPITAL GROWTH FUND
JULY 31, 2007

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 62.5% of net assets at July 31, 2007.

         ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

         GDR - Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) The security or a portion thereof was out on loan as of July 31, 2007.

         (b) Security was fair valued at July 31, 2007, by USAA Investment Management Company (the Manager) in accordance with valuation procedures approved by the Board of Trustees.

         (c) Rate represents the money market fund annualized seven-day yield at July 31, 2007.

         (d) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         * Non-income-producing security for the year ended July 31, 2007.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA CAPITAL GROWTH FUND
JULY 31, 2007

ASSETS
   Investments in securities, at market value (including securities
      on loan of $26,622) (identified cost of $554,425)                      $573,511
   Cash                                                                            37
   Cash denominated in foreign currencies (identified cost of $168)               175
   Receivables:
      Capital shares sold                                                       2,719
      USAA Investment Management Company (Note 6D)                                522
      USAA Transfer Agency Company (Note 6E)                                       10
      Dividends and interest                                                      574
      Securities sold                                                           8,333
      Other                                                                         5
   Unrealized appreciation on foreign currency contracts held, at value            31
                                                                             --------
         Total assets                                                         585,917
                                                                             --------
LIABILITIES
   Payables:
      Upon return of securities loaned                                         28,329
      Securities purchased                                                     15,847
      Capital shares redeemed                                                     420
   Accrued management fees                                                        346
   Accrued transfer agent's fees                                                   34
   Other accrued expenses and payables                                            124
                                                                             --------
         Total liabilities                                                     45,100
                                                                             --------
            Net assets applicable to capital shares outstanding              $540,817
                                                                             ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                           $485,992
   Accumulated undistributed net investment income                              1,879
   Accumulated net realized gain on investments                                33,856
   Net unrealized appreciation of investments                                  19,086
   Net unrealized appreciation of foreign currency translations                     4
                                                                             --------
            Net assets applicable to capital shares outstanding              $540,817
                                                                             ========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                             57,915
                                                                             ========
   Net asset value, redemption price, and offering price per share           $   9.34
                                                                             ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

32

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA CAPITAL GROWTH FUND
YEAR ENDED JULY 31, 2007

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $364)                         $ 5,219
   Interest                                                                      676
   Securities lending (net)                                                      115
                                                                             -------
      Total income                                                             6,010
                                                                             -------
EXPENSES
   Management fees                                                             2,364
   Administration and servicing fees                                             452
   Transfer agent's fees                                                       1,128
   Custody and accounting fees                                                   181
   Postage                                                                       100
   Shareholder reporting fees                                                     53
   Trustees' fees                                                                  8
   Registration fees                                                              85
   Professional fees                                                              58
   Other                                                                          10
                                                                             -------
      Total expenses                                                           4,439
   Expenses paid indirectly                                                      (10)
   Expenses reimbursed - transfer agent's fees (Note 6E)                          (1)
   Expenses reimbursed                                                          (932)
                                                                             -------
      Net expenses                                                             3,496
                                                                             -------
NET INVESTMENT INCOME                                                          2,514
                                                                             -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY
   Net realized gain (loss) on:
      Investments                                                             36,277
      Foreign currency transactions                                             (134)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                             12,736
      Foreign currency translations                                                4
                                                                             -------
         Net realized and unrealized gain                                     48,883
                                                                             -------
Increase in net assets resulting from operations                             $51,397
                                                                             =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA CAPITAL GROWTH FUND
YEARS ENDED JULY 31,

FROM OPERATIONS                                                       2007            2006
                                                                  ------------------------
   Net investment income                                          $  2,514        $    744
   Net realized gain on investments                                 36,277          21,688
   Net realized loss on foreign currency transactions                 (134)            (89)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                   12,736          (8,076)
      Foreign currency translations                                      4               -
                                                                  ------------------------
      Increase in net assets resulting from operations              51,397          14,267
                                                                  ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                            (1,327)              -
   Net realized gains                                              (23,796)         (2,597)
                                                                  ------------------------
      Distributions to shareholders                                (25,123)         (2,597)
                                                                  ------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                       409,176          59,889
   Reinvested dividends                                             24,994           2,570
   Cost of shares redeemed                                         (71,381)        (37,890)
                                                                  ------------------------
      Increase in net assets from capital share transactions       362,789          24,569
                                                                  ------------------------
Net increase in net assets                                         389,063          36,239

NET ASSETS
   Beginning of year                                               151,754         115,515
                                                                  ------------------------
   End of year                                                    $540,817        $151,754
                                                                  ========================
Accumulated undistributed net investment income:
   End of year                                                    $  1,879        $    813
                                                                  ========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                      45,111           7,245
   Shares issued for dividends reinvested                            2,929             324
   Shares redeemed                                                  (7,845)         (4,631)
                                                                  ------------------------
      Increase in shares outstanding                                40,195           2,938
                                                                  ========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA CAPITAL GROWTH FUND
JULY 31, 2007

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this annual report pertains only to the USAA Capital Growth Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is capital appreciation.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Equity  securities,  including  exchange-traded  funds  (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

              2. Equity  securities  trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JULY 31, 2007

                 their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

              3. Investments in open-end investment companies,  other than ETFs, are valued at their NAV at the end of each business day.

              4. Short-term  securities with original or remaining maturities of
                 60 days or less may be valued at amortized cost, which approximates market value.

              5. Repurchase  agreements are valued at cost,  which  approximates market value.

              6. Securities   for  which  market   quotations  are  not  readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the

36

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JULY 31, 2007

                 Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

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USAA CAPITAL GROWTH FUND
JULY 31, 2007

           D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities.
              Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

           E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

              1. Purchases and sales of securities,  income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

              2. Market value of securities,  other assets,  and  liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

              The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

38

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           to FINANCIAL Statements
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USAA CAPITAL GROWTH FUND
JULY 31, 2007

              Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

           F. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the year ended July 31, 2007, these custodian and other bank credits reduced the Fund's expenses by $10,000.

           G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

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           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JULY 31, 2007

           H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the year ended July 31, 2007, the Fund paid CAPCO facility fees of $1,000, which represents 0.8% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended July 31, 2007.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in

40

 N O T E S
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           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JULY 31, 2007

         accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         During the current fiscal year, permanent differences between book-basis and tax-basis accounting for passive foreign investment corporation gains and losses and foreign currency gains and losses resulted in reclassifications to the statement of assets and liabilities to decrease accumulated undistributed net investment income and increase accumulated net realized gain on investments by $121,000. This reclassification has no effect on net assets.

         The tax character of distributions paid during the years ended July 31, 2007, and 2006, was as follows:


                                                    2007               2006
                                                --------------------------------
         Ordinary income*                       $16,479,000        $           -
         Long-term realized capital gains         8,644,000            2,597,000

        *Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

         As of July 31, 2007, the components of net assets representing distributable earnings on a tax basis were as follows:

         Undistributed ordinary income                              $27,446,000
         Undistributed long-term capital gains                        8,799,000
         Accumulated capital and other losses                          (129,000)
         Unrealized appreciation of investments                      18,735,000
         Unrealized appreciation on foreign currency translations         4,000

         The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales.

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2007, the Fund had current post-October

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           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JULY 31, 2007

         deferred currency losses of $108,000 and deferred passive foreign investment corporation losses of $21,000, for federal income tax purposes, which will be recognized on the first day of the following fiscal year.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended July 31, 2007, were $985,564,000 and $651,879,000, respectively.

         As of July 31, 2007, the cost of securities, including short-term securities, for federal income tax purposes, was $554,776,000.

         Gross unrealized appreciation and depreciation of investments as of July 31, 2007, for federal income tax purposes, were $36,037,000 and $17,302,000, respectively, resulting in net unrealized appreciation of $18,735,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and Wachovia retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending

42

 N O T E S
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           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JULY 31, 2007

         transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Corp., parent company of Wachovia, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the year ended July 31, 2007, the Fund received securities-lending income of $115,000, which is net of the 20% income retained by Wachovia. As of July 31, 2007, the Fund loaned securities having a fair market value of approximately $26,622,000 and received cash collateral of $28,329,000 for the loans. Of this amount, $28,309,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $20,000 remained in cash.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is authorized to select (with approval of the Trust's Board of Trustees) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

              The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases

 N O T E S
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           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JULY 31, 2007

              the base fee depending upon the performance of the Fund relative to the performance of a Lipper index. The portion of the performance adjustment that includes periods beginning August 1, 2006, is based on the performance of the Fund relative to the
              Lipper Global Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Global Funds category. The portion of the performance adjustment that includes periods from December 1, 2005, through July 31, 2006, is based on comparing the Fund's performance to both the Lipper Small-Cap Growth Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Small-Cap Growth Funds category, and the Lipper Global Funds Index, and then selecting the comparison that results in the lesser base fee adjustment for the Fund's shareholders. The portion of the performance adjustment that includes periods prior to December 1, 2005, is based on the performance of the Fund relative to the performance of the Lipper Small-Cap Growth Funds Index. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year. Prior to December 1, 2006, the Fund's base fee was accrued daily and paid monthly at an annualized rate of 0.85% of the Fund's average net assets for the fiscal year. For the year ended July 31, 2007, the Fund's effective annualized base fee was 0.76% of the Fund's average net assets for the same period.

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the applicable Lipper index over the performance period. The performance period consists of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of

44

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           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JULY 31, 2007

              which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE          ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)            AS A % OF THE FUND'S AVERAGE NET ASSETS
-----------------------------------------------------------------------
+/- 1.00% to 4.00%              +/- 0.04%
+/- 4.01% to 7.00%              +/- 0.05%
+/- 7.01% and greater           +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the applicable Lipper index over that period, even if the Fund had overall negative returns during the performance period.

              For the year ended July 31, 2007, the Fund incurred total management fees, paid or payable to the Manager, of $2,364,000, which included a performance adjustment of $49,000 that increased the effective base management fee of 0.76% by 0.02%.

           B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with Batterymarch Financial Management, Inc. (Batterymarch), under which Batterymarch directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays Batterymarch a subadvisory fee based on the aggregate net assets that Batterymarch manages in the USAA Cornerstone Strategy Fund, the USAA Capital Growth Fund, and effective October 2, 2006, the USAA World Growth Fund, in the annual amount of 0.25% of the first $250 million of assets, 0.21%

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JULY 31, 2007

              on assets over $250 million and up to $500 million, and 0.17% on assets over $500 million. Prior to October 2, 2006, the subadvisory fee was based on the aggregate net assets that Batterymarch managed in the USAA Cornerstone Strategy Fund, the USAA Capital Growth Fund, and the USAA First Start Growth Fund. For the year ended July 31, 2007, the Manager incurred subadvisory fees, paid or payable to Batterymarch, of $614,000.

           C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended July 31, 2007, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $452,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the year ended July 31, 2007, the Fund reimbursed the Manager $5,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.20% of its average annual net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. Prior to December 1, 2006, the expense limitation was 1.00% of its average annual net assets, before reductions of any expenses paid indirectly. For the year ended July 31, 2007, the Fund incurred reimbursable expenses of $932,000, of which $522,000 was receivable from the Manager.

46

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           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JULY 31, 2007

           E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended July 31, 2007, the Fund incurred transfer agent's fees, paid or payable to SAS, of $1,128,000. For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund $1,000 for transfer agent's fees related to certain shareholder transactions. Additionally, the Fund recorded a capital contribution from SAS of less than $500 for adjustments related to corrections to certain other shareholder transactions, and recorded a receivable from SAS of $10,000 at July 31, 2007, for adjustments to dividends payable and capital gains payable.

           F. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

           A. FASB INTERPRETATION NO. 48 "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides

 N O T E S
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           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JULY 31, 2007

              guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in Fund NAV calculations as late as the Fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on January 31, 2008. The Manager has evaluated the application of FIN 48 to the Fund and, based on the analysis completed to date, has not identified a material impact on the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions on an ongoing basis.

           B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of July 31, 2007, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

48

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           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JULY 31, 2007

           C. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (FAS
              159) - In February 2007, FASB issued FAS 159. In summary, FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 159 and is not yet in a position to determine whether it will avail itself of the fair value option prior to the effective date.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JULY 31, 2007

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                              YEAR ENDED JULY 31,
                                                ---------------------------------------------------------------------------
                                                    2007            2006              2005           2004              2003
                                                ---------------------------------------------------------------------------
Net asset value at beginning of period          $   8.56        $   7.81          $   6.27        $  5.42           $  4.26
                                                ---------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)                      .04             .05              (.04)(a)       (.02)(a)          (.01)(a)
   Net realized and unrealized gain                 1.91             .87              1.58(a)         .87(a)           1.17(a)
                                                ---------------------------------------------------------------------------
Total from investment operations                    1.95             .92              1.54(a)         .85(a)           1.16(a)
                                                ---------------------------------------------------------------------------
Less distributions:
   From net investment income                       (.05)              -                 -              -                 -
   From realized capital gains                     (1.12)           (.17)                -              -                 -
                                                ---------------------------------------------------------------------------
   Total distributions                             (1.17)           (.17)                -              -                 -
                                                ---------------------------------------------------------------------------
Net asset value at end of period                $   9.34        $   8.56          $   7.81        $  6.27           $  5.42
                                                ===========================================================================
Total return (%)*                                  24.24(d)        11.92             24.56          15.68             27.23
Net assets at end of period (000)               $540,817        $151,754          $115,515        $79,026           $45,995
Ratio of expenses to
   average net assets (%)**(b),(c)                  1.16(d)         1.00              1.00           1.00              1.00
Ratio of expenses to average net assets,
   excluding reimbursements (%)**(b)                1.47(d)         1.68              1.68           1.74              2.41
Ratio of net investment income (loss) to
   average net assets (%)**                          .83             .56              (.62)          (.34)             (.28)
Portfolio turnover (%)                            222.82          240.07            165.81         194.75            151.07

 *  Assumes  reinvestment of all net investment  income and realized capital gain distributions  during the period.
**  For the year ended July 31, 2007,  average
    net assets were $302,644,000.
(a) Calculated using average shares.
(b) Reflects  operating  expenses of the Fund before  reductions of any expenses paid indirectly.  The Fund's expenses paid indirectly  decreased the expense ratios as follows:
                                                    (.00%)(+)       (.00%)(+)         (.05%)         (.09%)            (.07%)
    (+) Represents less than 0.01% of average net assets.
(c) Effective  December  1, 2006,  the Manager  voluntarily  agreed to limit the annual expenses of the Fund to 1.20% of the Fund's average net assets. Prior to this date, the voluntary expense limit was 1.00%.
(d) For the year ended July 31, 2007, SAS voluntarily  reimbursed the Fund for a portion of the transfer  agent's fees  incurred.  The  reimbursement  had no effect on the  Fund's  total  return or ratio of  expenses  to  average  net assets.

50

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA CAPITAL GROWTH FUND
JULY 31, 2007

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2007, through July 31, 2007.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA CAPITAL GROWTH FUND
JULY 31, 2007

         Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                     EXPENSES PAID
                                       BEGINNING               ENDING               DURING PERIOD*
                                     ACCOUNT VALUE          ACCOUNT VALUE          DECEMBER 1, 2007 -
                                    FEBRUARY 1, 2007        JULY 31, 2007            JULY 31, 2007
                                    -----------------------------------------------------------------
         Actual                        $1,000.00              $1,072.30                   $6.11

         Hypothetical
            (5% return before
            expenses)                   1,000.00               1,018.89                    5.96

        *Expenses are equal to the Fund's annualized expense ratio of 1.19%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 7.23% for the six-month period of February 1, 2007, through July 31, 2007.

52

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)

USAA CAPITAL GROWTH FUND
JULY 31, 2007

         At a meeting of the Board of Trustees held on April 18, 2007, the Board, including the Trustees who are not "interested persons" of the Trust (the "Independent Trustees"), approved the continuance of the Investment Advisory Agreement between the Trust and the Manager with respect to the Fund and the Subadvisory Agreement with respect to the Fund.

         In advance of the meeting, the Trustees received and considered a variety of information relating to the Investment Advisory Agreement and Subadvisory Agreement and the Manager and the Subadviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's and Subadviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Subadvisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and the Subadvisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement and the Subadvisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

         At each regularly scheduled meeting of the Board and its committees, the Board of Trustees of the Trust receives and reviews, among other things, information concerning the Fund's performance and related

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA CAPITAL GROWTH FUND
JULY 31, 2007

         services provided by the Manager and by the Subadviser. At the meeting at which the renewal of the Investment Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager and the Subadviser is an ongoing one. In this regard, the Board's and its committees'
         consideration of the Investment Advisory Agreement and Subadvisory Agreement included information previously received at such meetings.

INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

         After full consideration of a variety of factors, the Board of Trustees, including the Independent Trustees, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board of Trustees reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and

54

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA CAPITAL GROWTH FUND
JULY 31, 2007

         regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

         The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of senior personnel, as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of the Subadviser and its timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution" and the utilization of "soft dollars," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

         The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

         EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA CAPITAL GROWTH FUND
JULY 31, 2007

         objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate--which includes advisory and administrative services and the effects of any performance adjustment as well as any fee waivers or reimbursements--was below the median of both its expense group and its expense universe. The data indicated that the Fund's total expense ratio, after reimbursements, was lower than the median of both its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee. The Trustees also took into account the Manager's current voluntary undertakings to maintain expense limitations for the Fund and that the subadvisory fees under the Subadvisory Agreements are paid by the Manager.

         In considering the Fund's performance, the Board of Trustees noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance exceeded the average of its performance universe and its Lipper index for the one-, three-,

56

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA CAPITAL GROWTH FUND
JULY 31, 2007

         and five-year periods ended December 31, 2006. The Board also noted that the Fund's percentile performance ranking was in the top 30% of its performance universe for the one-year period ended December 31, 2006, and in the top 50% of its performance universe for the three- and five-year periods ended December 31, 2006. The Board also noted the Fund's Morningstar ranking.

         COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager has reimbursed a portion of its management fees to the Fund and also pays the subadvisory fees. The Trustees reviewed the profitability, if any, of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

         ECONOMIES OF SCALE. The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also considered the fee waivers and expense reimbursement arrangement by the Manager and the fact that the Manager pays the

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA CAPITAL GROWTH FUND
JULY 31, 2007

         subadvisory fee. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

         CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others:
         (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability, if any, from its relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the best interests of the Fund and its shareholders.

SUBADVISORY AGREEMENT
--------------------------------------------------------------------------------

         In approving the Fund's Subadvisory Agreement, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund, including the personnel providing services; (ii) the Subadviser's compensation and any other benefits derived from the subadvisory relationship; (iii) comparisons of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreement. The Board's analysis of these factors is set forth below.

         After full consideration of a variety of factors, the Board of Trustees, including the Independent Trustees, voted to approve the Subadvisory

58

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA CAPITAL GROWTH FUND
JULY 31, 2007

         Agreement. In approving the Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL. The Trustees considered information provided to them regarding the services provided by the Subadviser, including information presented periodically throughout the previous year. The Board considered the Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and the Subadviser's level of staffing. The Trustees noted that the materials provided to them indicated that the method of compensating portfolio managers is reasonable and includes appropriate mechanisms to prevent a manager with underperformance from taking undue risks. The Trustees also noted the Subadviser's brokerage practices. The Board also considered the Subadviser's regulatory and compliance history. The Board noted that the Manager's monitoring processes of the Subadviser include: (i) regular telephonic meetings to discuss, among other matters, investment strategies and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to the Subadviser.

         SUBADVISER COMPENSATION. The Board also took into consideration the financial condition of the Subadviser. In considering the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with the Fund, the Trustees noted that the fees under the Subadvisory Agreement were paid by the Manager. The Trustees also relied on the ability of the Manager to negotiate the Subadvisory Agreement and the fees thereunder at arm's length. The Board also considered information relating to the cost of services to be

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA CAPITAL GROWTH FUND
JULY 31, 2007

         provided by the Subadviser, the Subadviser's profitability with respect to the Fund, and the potential economies of scale in the Subadviser's management of the Fund, to the extent available. However, for the reasons noted above, this information was less significant to the Board's consideration of the Subadvisory Agreement than the other factors considered.

         SUBADVISORY FEES AND FUND PERFORMANCE. The Board compared the subadvisory fees for the Fund with the fees that the Subadviser charges to comparable clients. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager pays a subadvisory fee to the Subadviser.

         As noted above, the Board considered the Fund's performance during the one-, three-, and five-year periods ended December 31, 2006, as compared to the Fund's respective peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board noted the Manager's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadviser. The Board also noted the Subadviser's long-term performance record for similar accounts.

         CONCLUSION. The Board reached the following conclusions regarding the Subadvisory Agreement, among others: (i) the Subadviser is qualified to manage the Fund's assets in accordance with its investment objectives and policies; (ii) the Subadviser maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and the Subadviser. Based on the Board's conclusions, the Board of Trustees determined that approval of the Subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

60

 T R U S T E E S '  A N D  O F F I C E R S '
=====================-----------------------------------------------------------
                      INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

              The Board of Trustees of the Trust consists of five Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

              Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 39 individual funds as of July 31, 2007. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

              If you would like more information about the funds' Trustees, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

              CHRISTOPHER W. CLAUS (2, 4)
              Trustee
              Born: December 1960
              Year of Election or Appointment: 2001

              President, Financial Services Group, USAA (1/07-present); Chair of the Board Directors and Chief Investment Officer, IMCO (1/07-present); President and Chief Executive Officer, Director, and Chair of the Board of Directors, IMCO (12/04-1/07); President and Chief Executive Officer, Director, and Vice Chair of the Board of Directors, IMCO (2/01-12/04). Mr. Claus serves as President, Trustee, and Vice Chair of the Board of Trustees of the USAA family of funds. He also serves as Chair of the Board of Directors of USAA Shareholder Account Services (SAS), USAA Financial Planning Services Insurance Agency, Inc. (FPS), and USAA Financial Advisers, Inc. (FAI). Mr. Claus is also a Director for USAA Life Insurance Company (USAA Life) and USAA Federal Savings Bank (FSB).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

              BARBARA B. DREEBEN (3, 4, 5, 6)
              Trustee
              Born: June 1945
              Year of Election or Appointment: 1994

              President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              (1) INDICATES  THE  TRUSTEE  IS AN  EMPLOYEE  OF  USAA  INVESTMENT
                  MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

              (2) MEMBER OF EXECUTIVE COMMITTEE

              (3) MEMBER OF AUDIT COMMITTEE

              (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

              (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

              (6) THE  ADDRESS  FOR ALL  NON-INTERESTED  TRUSTEES IS THAT OF THE
                  USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

62

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

              ROBERT L. MASON, PH.D. (3, 4, 5, 6)
              Trustee
              Born: July 1946
              Year of Election or Appointment: 1997

              Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              MICHAEL F. REIMHERR (3, 4, 5, 6)
              Trustee
              Born: August 1945
              Year of Election or Appointment: 2000

              President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              RICHARD A. ZUCKER (2, 3, 4, 5, 6)
              Trustee and Chair of the Board of Trustees
              Born: July 1943
              Year of Election or Appointment: 1992(+)

              Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker serves as a Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              (+) MR. ZUCKER WAS ELECTED AS CHAIR OF THE BOARD IN 2005.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

              KRISTI A. MATUS
              Senior Vice President
              Born: February 1968
              Year of Appointment: 2007

              President and Director, IMCO (2/07-present); President and Vice Chair of the Board of Directors, USAA Life (3/04-present); Vice President, Products & Regulatory Management, USAA Life (1/04-3/04); Vice President, Life Insurance Solutions, USAA Life (9/02-1/04); Executive Vice President and Chief Operating Officer, Thrivent Financial Bank (6/01-9/02). Ms. Matus also serves as President and Director of SAS.

              CLIFFORD A. GLADSON
              Vice President
              Born: November 1950
              Year of Appointment: 2002

              Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO
              (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02).

              RONALD B. SWEET
              Vice President
              Born: November 1962
              Year of Appointment: 2006

              Vice President, Equity Investments, IMCO (6/06-present); Assistant Vice President, Investment Strategy & Analysis, USAA (12/01-6/06).

              MARK S. HOWARD
              Secretary
              Born: October 1963
              Year of Appointment: 2002

              Senior Vice President, Life/IMCO/FPS General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for Life, IMCO, FAI, FPS, and SAS.

              (1) INDICATES  THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT
                  MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

64

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

              DEBRA K. DUNN
              Treasurer
              Born: August 1969
              Year of Appointment: 2005

              Assistant Vice President, IMCO Finance, USAA (4/07-present); Assistant Vice President, IMCO/FPS Finance, USAA (9/04-4/07); Executive Director, IMCO/FPS Finance, USAA (12/03-9/04); Executive Director, FPS Finance, USAA (2/03-12/03); Director, FPS Finance, USAA (12/02-2/03); Director, Strategic Financial Analysis, IMCO (1/01-12/02). Ms. Dunn also holds the Officer positions of Assistant Vice President and Treasurer for IMCO and SAS.

              ROBERTO GALINDO, JR.
              Assistant Treasurer
              Born: November 1960
              Year of Appointment: 2000

              Assistant   Vice   President,    Portfolio    Accounting/Financial
              Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02).

              JEFFREY D. HILL
              Chief Compliance Officer
              Born: December 1967
              Year of Appointment: 2004

              Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04); Assistant Vice President, Investment Management Administration & Compliance, IMCO (9/01-12/02).

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
                UNDERWRITER,    San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call  toll free - Central  time
           ASSISTANCE  HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800) 531-8066

          USAA  SELF-SERVICE    For  account  balance,  last  transaction, fund
            TELEPHONE SYSTEM    prices, or to exchange or redeem fund shares
                                (800) 531-8777

             INTERNET ACCESS    USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

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               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

36844-0907                                  (C)2007, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On September 20, 2007, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR/A.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

In 2006, the Trustee designated as the Board's audit committee financial expert resigned from the Board. The Board has not determined that another Trustee qualifies as an audit committee financial expert. The Board is seeking a replacement and will consider a candidate's qualifications to become the audit committee financial expert as a factor in the evaluation process.




ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 39 funds in all. Only 14 funds of the Registrant have a fiscal year-end of July 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended July 31, 2007 and 2006 were $393,763 and $356,180, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended July 31, 2007 and 2006 were $55,000 and $50,000, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young LLP for the tax services are listed below in the table:

-------------------------------------------------------------------------------
               Review of Federal,
               State and City       Quarterly
               Income and tax       Diversification
               returns and excise   Review under      Excise Tax
               tax calculations     Subchapter M      Assistance     TOTAL
-------------------------------------------------------------------------------
FYE 07-31-2007     $     0            $     0           $     0      $      0
FYE 07-31-2006     $ 6,059            $13,746           $ 6,218      $ 26,023
-------------------------------------------------------------------------------
TOTAL              $ 6,059            $13,746           $ 6,218      $ 26,023
-------------------------------------------------------------------------------

All tax service fees were preapproved by the Audit Committee.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended July 31, 2007 and 2006.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for July 31, 2007 and 2006 were $89,560 and $138,023, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2007 and 2006 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/A was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR/A is filed hereto exactly as set forth below:




                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
            - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
            - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
            - compliance with applicable laws and governmental rules and regulations;
            - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the Chair/CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
            -     accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

A.       DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the Chair/CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chair/CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

         - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
         - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
         - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
         - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the
              USAA Funds' and IMCO's operating policies and procedures.
         -    A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
         -    A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chair/CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.     REQUIRED REPORTS

                -     EACH COVERED OFFICER MUST:
                      - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                      - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                -     THE CHIEF LEGAL OFFICER MUST:
                      - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                      - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

               - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the Chairman/CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
               - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chair/CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
               - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
               - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chair/CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee.
                  The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or
                  (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the affected Trust's Chief Legal Officer or the Chairman of the Board of Trustees.



Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved and adopted by the Board of Trustees of USAA Life Investment Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 20, 2007




                                   APPENDIX A
                                COVERED OFFICERS
                                ----------------

                                   PRESIDENT
                                   TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended July 31, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    02/20/2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    02/21/2008
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    02/21/2008
         ------------------------------


*Print the name and title of each signing officer under his or her signature.